SCHEDULE OF BANK AND OTHER BORROWINGS (Details) (Parenthetical) - Term loan [member] - Credit guarantee corporation of osaka [member] - JPY (¥) ¥ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Osaka shinkin bank [member]
IfrsStatementLineItems [Line Items]
Banking facilities amount	¥ 119,983	¥ 113,903
Resona bank [member]
IfrsStatementLineItems [Line Items]
Banking facilities amount	¥ 252,272	¥ 204,180